Document and Entity Information	Jun. 15, 2021
Cover [Abstract]
Entity Registrant Name	AGENUS INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001098972
Document Type	8-K
Document Period End Date	Jun. 15, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-29089
Entity Tax Identification Number	06-1562417
Entity Address, Address Line One	3 Forbes Road
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(781)
Local Phone Number	674-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01
Trading Symbol	AGEN
Entity Emerging Growth Company	false